Summary of Significant Accounting Policies (Details) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 30, 2024	Aug. 02, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Reverse stock split	1:12				1:12
FDIC insurable limits (in Dollars)			$ 250,000		$ 250,000		$ 250,000
Inventory write-downs (in Dollars)			1,165	$ 0	18,490	$ 94,977	191,111	$ 162,222
Research and development costs (in Dollars)			$ 940,063	$ 263,703	$ 4,372,571	$ 591,569	$ 691,770	$ 525,563
Consolidated owner percentage							100.00%
Tax gross receipt (in Dollars)							$ 250
Non-related party debt rate							0.00%	85.00%
US Government Accounted [Member]
Summary of Significant Accounting Policies [Line Items]
Outstanding accounts receivable balance rate							13.00%	66.00%
American Pharmaceutical Distributor [Member]
Summary of Significant Accounting Policies [Line Items]
Outstanding accounts receivable balance rate							79.00%	30.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Property and equipment estimated lives year							3 years
Tax gross receipt (in Dollars)							$ 1
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Property and equipment estimated lives year							7 years
Tax gross receipt (in Dollars)							$ 1,000
Median [Member]
Summary of Significant Accounting Policies [Line Items]
Property and equipment estimated lives year							5 years
Receivable [Member] | Revenue from Rights Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage							10.00%	96.00%
Significant Customers [Member] | Revenue from Rights Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage							92.00%
Significant Customers [Member] | Revenue from Rights Concentration Risk [Member] | Minimum [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage							13.00%
Significant Customers [Member] | Revenue from Rights Concentration Risk [Member] | Maximum [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage							79.00%
Total revenue [Member] | Revenue from Rights Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage							93.00%
Single Customers One [Member] | Revenue from Rights Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage							72.00%
Single Customers One [Member] | Revenue from Rights Concentration Risk [Member] | Minimum [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage								40.00%
Single Customers One [Member] | Revenue from Rights Concentration Risk [Member] | Maximum [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage								66.00%
Single Customers Two [Member] | Revenue from Rights Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage							21.00%
Single Customers Two [Member] | Revenue from Rights Concentration Risk [Member] | Minimum [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage								39.00%
Single Customers Two [Member] | Revenue from Rights Concentration Risk [Member] | Maximum [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage								30.00%
Net Revenue [Member] | Revenue from Rights Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage								100.00%
Single Customers Three [Member] | Revenue from Rights Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage								14.00%
60P Australia Pty Ltd [Member] | Geoffrey Dow [Member]
Summary of Significant Accounting Policies [Line Items]
Number of common shares issued (in Shares)		904,436
American Pharmaceutical Distributor [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of accounts receivable			96.00%		96.00%		79.00%
US Government Accounted [Member]
Summary of Significant Accounting Policies [Line Items]
Outstanding accounts receivable percentage							13.00%
60P Australia Pty Ltd [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Proportional ownership percentage		87.53%
60P Australia Pty Ltd [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Proportional ownership percentage		96.61%
Australia Pty Ltd [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Proportional ownership percentage		87.53%
Australia Pty Ltd [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Proportional ownership percentage		96.61%
Significant Customers [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage					10.00%
Significant Customers [Member] | Revenue from Rights Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage				100.00%	100.00%		92.00%
Customer One [Member] | Revenue from Rights Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage					97.00%
Significant Customer Two [Member] | Revenue from Rights Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage					97.00%
Customer Three [Member] | Revenue from Rights Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage							79.00%
Customer Two [Member] | Revenue from Rights Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage					28.00%		13.00%
Two Customers and One Significant Customer [Member] | Revenue from Rights Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			92.00%
Three Customers and One Significant Customer [Member] | Revenue from Rights Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage					94.00%
Customer One [Member] | Revenue from Rights Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage					72.00%
Australia Pty Ltd [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock shares (in Shares)		904,436